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    SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

                WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND

                    WARBURG PINCUS INTERNATIONAL EQUITY FUND

                WARBURG PINCUS INTERNATIONAL SMALL COMPANY FUND

                   WARBURG PINCUS MAJOR FOREIGN MARKETS FUND

The following information supersedes certain information in the funds' Prospectuses and Statements of Additional Information.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
Vincent J. McBride and Greg Norton-Kidd (see biography below) join Elizabeth B. Dater, Federico D. Laffan and Jun Sung Kim as Co-Portfolio Managers of the fund. Mr. Norton-Kidd has been with CSAM since August 1999. Previously, Mr. Norton-Kidd was a senior Japanese equity salesman at the Flemings group from 1990 to July 1999. Calvin E. Chung continues to serve as Associate Portfolio Manager of the fund.

WARBURG PINCUS INTERNATIONAL EQUITY FUND
P. Nicholas Edwards, Vincent J. McBride and Nancy Nierman continue to serve as Co-Portfolio Managers of the fund.

WARBURG PINCUS INTERNATIONAL SMALL COMPANY FUND
Jun Sung Kim and Federico D. Laffan continue to serve as Co-Portfolio Managers of the fund.

WARBURG PINCUS MAJOR FOREIGN MARKETS FUND
Vincent J. McBride and Todd Jacobson join Nancy Nierman as Co-Portfolio Managers of the fund. Messrs. McBride and Jacobson previously served as Associate Portfolio Managers of the fund.

Harold E. Sharon no longer serves as Co-Portfolio Manager of the funds.

Dated: February 2, 2001                                                  16-0201
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